Organization (Tables)	12 Months Ended
Sep. 30, 2025
Organization [Abstract]
Schedule of Gain on Disposal of subsidiaries
Amounts

The fair value of the consideration received	—

Less: net identifiable liabilities to be disposed	54,121
Gain on disposal of subsidiaries	54,121

Schedule of Assets and Liabilities

Below are the assets and liabilities of PAII as of date of disposal:

Assets	Amounts
Cash	366
Accounts Receivables	8,790
Tax receivable	49,491
Prepaid expenses and other assets	7,824
Total Assets	66,471

Liabilities
Accrued expenses and other current liabilities	(120,592)
Total liabilities	(120,592)

Net identifiable liabilities to be disposed	(54,121)

The following tables represent the financial information of the business classified as discontinued operations as of September 30, 2025 and 2024, and for the years ended September 30, 2025, 2024 and 2023 before eliminating the intercompany balances and transactions between the entities in discontinued operation and other entities within the Group:

	As of September 30,
	2025	2024
	$	$
Carrying amounts of major classes of assets included as part of the discontinued business
Cash and cash equivalents	—	1,720
Right of use asset	—	158,458
Accounts receivable, net	—	8,790
Prepaid expenses and other assets, net	—	72,851
Amounts due from related parties	—	4,464,403
Deferred tax assets	—	40,221
Total current assets	—	4,746,443

Total assets	—	4,746,443

Carrying amounts of major classes of liabilities included as part of the assets held for sale
Current liabilities:
Other payables and other current liabilities	—	37,309
Lease liabilities – current	—	180,517
Amount due to related parties	—	4,379,884

Total current liabilities	—	4,597,710

Total liabilities	—	4,597,710
	For the years ended September 30,
	2025	2024	2023
DISCONTINUED OPERATIONS
Net revenue
Asset management services
Advisory service fees	—	350,245	221,119
Management fees	—	25,970	51,071
Total net revenue	—	376,215	272,190

Operation cost and expenses
Selling, general and administrative expenses	100,103	496,098	859,957
Total operation cost and expenses	100,103	496,098	859,957

Other expenses (income)	97,996	(17,182)	(4,427)

Loss before income taxes benefit	(198,099)	(102,701)	(583,340)
Income taxes (benefit) expense	(9,709)	12,725	81,132
Net loss from discontinued operations	$(188,390)	$(115,426)	$(664,472)

	For the years ended September 30,
	2025	2024	2023
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net losses	(188,390)	(115,426)	(664,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit loss	(40,871)	37,567	505,895
Amortization of Right-of-use assets	99,343	197,801	51,894
Deferred tax expenses		12,725	81,132
Interest on Lease liabilities	5,030	—
Gain on Lease Termination	(9,386)	—
Changes in operating assets and liabilities	59,209	(350,462)	263,527

Net cash (used in) generated from operating activities	(75,065)	(217,795)	237,976

Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	73,345	11,659	(85,092)

Net (decrease) increase in cash and cash equivalents and restricted cash	(1,720)	(206,136)	152,884
Cash and cash equivalents and restricted cash at the beginning of year	1,720	207,856	54,972

Cash and cash equivalents and restricted cash at the end of year	—	1,720	207,856

Schedule of Subsidiaries of the Group after Reorganization

Details of the subsidiaries of the Group after reorganization are set out below:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”)	May 23, 2014	British Virgin Islands	100%	Private wealth management service provider
Prestige Wealth Management Limited (“PWM”)	January 26, 2015	Hong Kong	Wholly owned subsidiary of PPWM	Private wealth management service provider
AISYS Inc. (“AISYS’)	May 10, 2024	British Virgin Islands	100%	Inactive
SPW Global Inc (“SPW”)	March 11, 2024	British Virgin Islands	100%	Inactive
Wealth AI PTE LTD. (“Wealth AI”)	May 20, 2022	Singapore	Wholly owned subsidiary of SPW	Wealth management solutions provider
Tokyo Bay Management Inc. (“Tokyo Bay”)	April 05, 2024	British Virgin Islands	100%	Wealth management service provider
InnoSphere Tech Inc. (“InnoSphere Tech”)	October 28, 2024	British Virgin Islands	100%	Service provider based on AI technology
InnoSphere Tech Pte. LTD. (“InnoSphere Singapore”)	February 20, 2025	Singapore	Wholly owned subsidiary of InnoSphere Tech	Service provider based on AI technology